Consolidated Statements of Operations - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Revenue	$ 0	$ 0	$ 0
Operating Expenses:
Service Costs	192,039		192,039
Research and development	9,297	411,741	73,319
General and administrative	1,390,467	1,772,169	2,338,437
Total operating expenses		2,183,910
Loss from operations	(1,591,803)	(2,183,910)	(2,603,795)
Other income (loss):
Interest and dividend income, net	296	11,173	350
Change in fair value of conversion feature	3,140	1,385	10,250
Realized loss on available-for-sale securities		(16,406)
Total other income (loss)	3,436	(3,848)	10,600
Net loss	$ (1,588,367)	(2,187,758)	$ (2,593,195)
Other Comprehensive Loss
Unrealized loss on available-for-sale securities before reclassification, net of tax		16,406
Reclassification adjustment for loss, net of tax		(16,406)
Other Comprehensive Loss		0
Comprehensive Loss		$ (2,187,758)
Basic and diluted net loss per common share	$ (0.12)	$ (0.65)	$ (0.23)
Weighted average number of shares outstanding - basic and diluted	13,293,694	3,353,282	11,425,984